Basis of Preparation of Consolidated Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of Preparation of Financial Statements [Abstract]
Basis of Preparation of Consolidated Financial Statements
2	Basis of Preparation of Consolidated Financial Statements

The interim condensed consolidated financial statements for the six-month period ended 30 June 2022 have been prepared in accordance with International Accounting Standard 34 (“IAS 34”) “Interim Financial Reporting”.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as at and for the year ended 31 December 2021.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except for the adoption of new and amended standards as set out below.

These interim condensed consolidated financial statements are presented in United States dollars (“USD”) which is the functional and presentation currency of the Group.

The consolidated financial statements are prepared under the historical cost convention, except for re-measurement at fair value of warrant liability.

2.1	Going Concern

During the period ended 30 June 2022, the Group earned a profit of USD 3.9 million and generated positive cash flows of USD 23.4 million. Further, as at that date, the Group had cash and cash equivalents of USD 1 million.

As of 30 June 2022, the Group had a waiver for leverage ratio and working capital financial covenant requirements, however it was in technical breach of its Information Undertakings requirements. Even though the lender did not declare an event of default under the bond agreement, this constituted events of default and could have resulted in the lender requiring immediate repayment of the bonds. Accordingly, as of 30 June 2022, the Group has classified its debt balance of USD 177,321,777 as a current liability. As of 30 June 2022, the Group’s current liabilities exceeded its current assets by USD 289,616,665. All of the above represents a material uncertainty that casts significant doubt upon the Group’s ability to continue as a going concern.

These interim condensed consolidated financial statements are prepared on a going concern basis and in compliance with International Financial Reporting Standards issued by International Accounting Standards Board (IASB). The validity of this assumption depends upon the continued financial support to the Group by its Shareholders. The financial statements do not include any adjustment that should result from a failure to obtain such combined financial support. The Management has no intention to discontinue the operations of the Group. The assets and liabilities are recorded on the basis that the Group will be able to realise its assets and discharge its liabilities in the normal course of business. This position does not impair the financial position of the Group.

2	Basis of Preparation of Consolidated Financial Statements

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board “IASB”. These consolidated financial statements are presented in United States dollars (“USD”) which is the functional and presentation currency of the Group.

All financial information presented in USD has been rounded to the whole numbers, unless otherwise stated. The consolidated financial statements are prepared under the historical cost convention, except for re-measurement at fair value of derivative financial instruments and derivative liability.

(i) Subsidiaries

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at 31 December 2022. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);

●	Exposure, or rights, to variable returns from its involvement with the investee; and

●	The ability to use its power over the investee to affect its returns

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including

●	The contractual arrangement with the other vote holders of the investee;

●	Rights arising from other contractual arrangements; and

●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control.

Assets, liabilities, income and expenses of a subsidiary acquired or disposed off during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

●	Derecognises the assets (including goodwill) and liabilities of the subsidiary

●	Derecognises the carrying amount of any non-controlling interests

●	Derecognises the cumulative translation differences recorded in equity

●	Recognises the fair value of the consideration received

●	Recognises the fair value of any investment retained

●	Recognises any surplus or deficit in profit or loss

●	Reclassifies the parent’s share of components previously recognised in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Group had directly disposed of the related assets or liabilities

Details of subsidiaries as at 31 December 2022 are stated in Note 1.

The financial statements of the subsidiary are prepared for the same reporting year as the Group. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

The carrying amount of the Company’s investment in the subsidiary and the equity of the subsidiary is eliminated on consolidation. All significant intra-group balances, and income and expenses arising from intra-group transactions are also eliminated on consolidation.

(ii) Non-controlling interests (“NCI”)

NCI are measured at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iii) Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any noncontrolling interests in the acquiree. For each business combination, the Group elects whether to measure the noncontrolling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognised in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with changes in fair value recognised either in profit or loss or as a change to other comprehensive income.

Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

A ‘reverse acquisition’ is a business combination in which the legal acquirer - i.e. the entity that issues the securities (i.e. listed entity) becomes the acquiree for accounting purposes and the legal acquiree becomes the acquirer for accounting purposes. It is the application in accordance with IFRS 3 Business Combinations on identifying the acquirer, which results in the identification of the legal acquiree as the accounting acquirer in a reverse acquisition.

Application in accordance with IFRS 3 Business Combinations on identifying the acquirer may result in identifying the listed entity as the accounting acquiree and the unlisted entity as the accounting acquirer. In this case, if the listed entity is:

●	A business, IFRS 3 Business Combinations applies;

●	Not a business, IFRS 2 Share-based Payment applies to the transaction once the acquirer has been identified following the principles in accordance with IFRS 3 Business Combinations. Under this approach, the difference between the fair value of the consideration paid less the fair value of the net assets acquired, is recognized as a listing expense in profit or loss.

2.1	Going Concern

During the year ended 31 December 2022, the Group earned a profit of USD 27.2 million and generated positive cash flows of USD 44.1 million. Further, as at that date, the Group had unrestricted cash and cash equivalents of USD 0.9 million.

As of 31 December 2022, the Group was in technical breach with leverage ratio and working capital financial covenant requirements. Even though the lender did not declare an event of default under the bond agreement, these technical breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the bonds. Accordingly, as of 31 December 2022, the Group has classified its debt balance of USD 171,739,579 as a current liability. As of 31 December 2022, the Group’s current liabilities exceeded its current assets by USD 265,445,772. All of the above represents a material uncertainty that casts significant doubt upon the Company’s ability to continue as a going concern.

These financial statements are prepared on a going concern basis and in compliance with International Financial Reporting Standards issued by International Accounting Standards Board (IASB). The validity of this assumption depends upon the continued financial support to the Group by its Shareholders. The financial statements do not include any adjustment that should result from a failure to obtain such combined financial support. The Management has no intention to discontinue the operations of the Group. The assets and liabilities are recorded on the basis that the Group will be able to realise its assets and discharge its liabilities in the normal course of business. This position does not impair the financial position of the Group.

2	Basis of Preparation of Consolidated Financial Statements

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board “IASB”. These consolidated financial statements are presented in United States dollars (“USD”) which is the functional and presentation currency of the Group.

All financial information presented in USD has been rounded to the nearest thousand, unless otherwise stated. The consolidated financial statements are prepared under the historical cost convention, except for re-measurement at fair value of derivative financial instruments and derivative liability.

(i) Subsidiaries

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at 31 December 2021. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);

●	Exposure, or rights, to variable returns from its involvement with the investee; and

●	The ability to use its power over the investee to affect its returns

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including

●	The contractual arrangement with the other vote holders of the investee;

●	Rights arising from other contractual arrangements; and

●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control.

Assets, liabilities, income and expenses of a subsidiary acquired or disposed off during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

●	Derecognises the assets (including goodwill) and liabilities of the subsidiary

●	Derecognises the carrying amount of any non-controlling interests

●	Derecognises the cumulative translation differences recorded in equity

●	Recognises the fair value of the consideration received

●	Recognises the fair value of any investment retained

●	Recognises any surplus or deficit in profit or loss

●	Reclassifies the parent’s share of components previously recognised in OCI to profit or loss or retained Details of subsidiaries as at 31 December 2021 are stated in Note 1.

(i) Subsidiaries (Continued)

The financial statements of the subsidiary are prepared for the same reporting year as the Group. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

The carrying amount of the Company’s investment in the subsidiary and the equity of the subsidiary is eliminated on consolidation. All significant intra-group balances, and income and expenses arising from intra-group transactions are also eliminated on consolidation.

(ii) Non-controlling interests (“NCI”)

NCI are measured at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iii) Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any noncontrolling interests in the acquiree. For each business combination, the Group elects whether to measure the noncontrolling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognised in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with changes in fair value recognised either in profit or loss or as a change to other comprehensive income.

Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

A ‘reverse acquisition’ is a business combination in which the legal acquirer - i.e. the entity that issues the securities (i.e. listed entity) becomes the acquiree for accounting purposes and the legal acquiree becomes the acquirer for accounting purposes. It is the application in accordance with IFRS 3 Business Combinations on identifying the acquirer, which results in the identification of the legal acquiree as the accounting acquirer in a reverse acquisition.

(iii) Business combinations (Continued)

Application in accordance with IFRS 3 Business Combinations on identifying the acquirer may result in identifying the listed entity as the accounting acquiree and the unlisted entity as the accounting acquirer.

●	A business, IFRS 3 Business Combinations applies;

●	Not a business, IFRS 2 Share-based Payment applies to the transaction once the acquirer has been identified following the principles in accordance with IFRS 3 Business Combinations. Under this approach, the difference between the fair value of the consideration paid less the fair value of the net assets acquired, is recognized as a listing expense in profit or loss.

2.1	Going Concern

During the year ended 31 December 2021, the Group earned a profit of USD 25.6 million and generated positive cash flows of USD 29 million. Further, as at that date, the Group had cash and cash equivalents of USD 1.4 million.

As of 31 December 2021, due to delay in construction of Phase II because of COVID, the Group was in technical breach with leverage ratio and working capital financial covenant requirements. Even though the lender did not declare an event of default under the bond agreement, these technical breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the bonds. Accordingly, as of 31 December 2021, the Group has classified its debt balance of USD 182,781,617 as a current liability. As of 31 December 2021, the Group’s current liabilities exceeded its current assets by USD 283,342,631. All of the above represents a material uncertainty that casts significant doubt upon the Group’s ability to continue as a going concern.

Except for above, the Group is in compliance with the repayment schedule and other underlying covenants. Further, in April 2022, the Group has entered into an agreement with its lender to waive off the requirement for the Group to comply with leverage ratio and working capital financial covenant (note 21) for 31 December 2021 and 30 June 2022. As Phase II also started operating from September 2021. Management forecasts that the existing cash balances as well as cash generated from ongoing operations provide sufficient liquidity to the Group to continue in operations for the foreseeable future. Management is currently evaluating various options regarding funding of its phase III project.

These financial statements are prepared on a going concern basis and in compliance with International Financial Reporting Standards issued by International Accounting Standards Board (IASB). The validity of this assumption depends upon the continued financial support to the Group by its Shareholders. The financial statements do not include any adjustment that should result from a failure to obtain such combined financial support. The Management has no intention to discontinue the operations of the Group. The assets and liabilities are recorded on the basis that the Group will be able to realise its assets and discharge its liabilities in the normal course of business. This position does not impair the financial position of the Group.

2	Basis of Preparation of Consolidated Financial Statements

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board “IASB”. These consolidated financial statements are presented in United States dollars (“USD”) which is the functional and presentation currency of the Group.

All financial information presented in USD has been rounded to the nearest thousand, unless otherwise stated. The consolidated financial statements are prepared under the historical cost convention, except for re-measurement at fair value of derivative financial instruments and derivative liability.

(i) Subsidiaries

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at 31 December 2020. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);

●	Exposure, or rights, to variable returns from its involvement with the investee; and

●	The ability to use its power over the investee to affect its returns

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including

●	The contractual arrangement with the other vote holders of the investee;

●	Rights arising from other contractual arrangements; and

●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control.

Assets, liabilities, income and expenses of a subsidiary acquired or disposed off during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

●	Derecognises the assets (including goodwill) and liabilities of the subsidiary

●	Derecognises the carrying amount of any non-controlling interests

●	Derecognises the cumulative translation differences recorded in equity

●	Recognises the fair value of the consideration received

●	Recognises the fair value of any investment retained

●	Recognises any surplus or deficit in profit or loss

●	Reclassifies the parent’s share of components previously recognised in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Group had directly disposed of the related assets or liabilities.

Details of subsidiaries as at 31 December 2020 are stated in Note 1.

The financial statements of the subsidiary are prepared for the same reporting year as the Group. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

The carrying amount of the Company’s investment in the subsidiary and the equity of the subsidiary is eliminated on consolidation. All significant intra-group balances, and income and expenses arising from intra-group transactions are also eliminated on consolidation.

(ii) Non-controlling interests (“NCI”)

NCI are measured at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iii) Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any noncontrolling interests in the acquiree. For each business combination, the Group elects whether to measure the noncontrolling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognised in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with changes in fair value recognised either in profit or loss or as a change to other comprehensive income.

Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

A ‘reverse acquisition’ is a business combination in which the legal acquirer - i.e. the entity that issues the securities (i.e. listed entity) becomes the acquiree for accounting purposes and the legal acquiree becomes the acquirer for accounting purposes. It is the application in accordance with IFRS 3 Business Combinations on identifying the acquirer, which results in the identification of the legal acquiree as the accounting acquirer in a reverse acquisition.

Application in accordance with IFRS 3 Business Combinations on identifying the acquirer may result in identifying the listed entity as the accounting acquiree and the unlisted entity as the accounting acquirer. In this case, if the listed entity is:

●	A business, IFRS 3 Business Combinations applies;

●	Not a business, IFRS 2 Share-based Payment applies to the transaction once the acquirer has been identified following the principles in accordance with IFRS 3 Business Combinations. Under this approach, the difference between the fair value of the consideration paid less the fair value of the net assets acquired, is recognized as a listing expense in Consolidated statement of comprehensive income.

2.1	Going Concern

During the year ended 31 December 2020, the Group earned a profit of USD 2.5 million and generated negative cash flows of USD 17.1 million. Further, as at that date, the Group had cash and cash equivalents of USD 20.9 million.

In September 2020, BPGIC FZE issued bonds of USD 200 million to private investors with a face value of USD 1 with an issue price of USD 0.95. The bonds bear interest at 8.5% per annum to be paid along with the instalments. The Group settled its outstanding term loans using the proceeds of the bonds and will utilize the balance of the proceeds to fund phase II construction and working capital requirements. Management forecasts that the existing cash balances as well as cash generated from ongoing operations provide sufficient liquidity to the Group to continue in operations for the foreseeable future. Management is currently evaluating various options regarding funding of its phase III construction.

In view of the above, management has prepared the consolidated financial statements assuming that the Group will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Group is unable to continue as a going concern.

These financial statements are prepared on a going concern basis and in compliance with International Financial Reporting Standards issued by International Accounting Standards Board (IASB). The validity of this assumption depends upon the continued financial support to the Group by its Shareholders. The financial statements do not include any adjustment that should result from a failure to obtain such combined financial support. The Management has no intention to discontinue the operations of the Group. The assets and liabilities are recorded on the basis that the Group will be able to realise its assets and discharge its liabilities in the normal course of business. This position does not impair the financial position of the Group.

2	Basis of Preparation of Consolidated Financial Statements

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board “IASB”. These consolidated financial statements are presented in United States dollars (“USD”) which is the functional and presentation currency of the Group. All financial information presented in USD has been rounded to the nearest thousand, unless otherwise stated. The consolidated financial statements are prepared under the historical cost convention, except for re-measurement at fair value of derivative financial instruments and warrant liability.

(i) Subsidiaries

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2019. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);

●	Exposure, or rights, to variable returns from its involvement with the investee; and

●	The ability to use its power over the investee to affect its returns

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee;

●	Rights arising from other contractual arrangements; and

●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control.

Assets, liabilities, income and expenses of a subsidiary acquired or disposed off during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

●	derecognizes the assets (including goodwill) and liabilities of the subsidiary

●	derecognizes the carrying amount of any non-controlling interests

●	derecognizes the cumulative translation differences recorded in equity

●	recognizes the fair value of the consideration received

●	recognizes the fair value of any investment retained

●	recognizes any surplus or deficit in profit or loss

●	reclassifies the parent’s share of components previously recognized in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Group had directly disposed of the related assets or liabilities

Details of subsidiaries as at December 31, 2019 and December 31, 2018 are stated in Note 1.

The financial statements of the subsidiaries are prepared for the same reporting year as the Group. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

The carrying amount of the Company’s investment in the subsidiaries and the equity of the subsidiaries are eliminated on consolidation. All significant intra-group balances, and income and expenses arising from intra-group transactions are also eliminated on consolidation.

(ii) Non-controlling interests (“NCI”)

NCI are measured at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iii) Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any noncontrolling interests in the acquiree. For each business combination, the Group elects whether to measure the noncontrolling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognised in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with changes in fair value recognised either in profit or loss or as a change to other comprehensive income.

Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

A ‘reverse acquisition’ is a business combination in which the legal acquirer - i.e. the entity that issues the securities (i.e. listed entity) becomes the acquiree for accounting purposes and the legal acquiree becomes the acquirer for accounting purposes. It is the application in accordance with IFRS 3 Business Combinations on identifying the acquirer, which results in the identification of the legal acquiree as the accounting acquirer in a reverse acquisition. Application in accordance with IFRS 3 Business Combinations on identifying the acquirer may result in identifying the listed entity as the accounting acquiree and the unlisted entity as the accounting acquirer. In this case, if the listed entity is:

●	A business, IFRS 3 Business Combinations applies;

●	Not a business, IFRS 2 Share-based Payment applies to the transaction once the acquirer has been identified following the principles in accordance with IFRS 3 Business Combinations. Under this approach, the difference between the fair value of the consideration paid less the fair value of the net assets acquired, is recognized as a listing expense in profit or loss.

2	Fundamental Accounting Concept

As of 31 December 2018, the Group had not paid USD 3.7 million of principal and accrued interest that was due under the Group’s Phase I Financing Facilities. Also, as of 31 December 2018, the Group was not in compliance with its debt covenants, including the debt service coverage ratio contained in the Group’s Phase I Financing Facilities. Even though the lender did not declare an event of default under the loan agreements, these breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the loans. Accordingly, as of 31 December 2018, the Group has classified its debt balance of USD 94.8 million as a current liability.

On September 10, 2019 and again on December 30, 2019 the Group entered into agreements with its lender to amend the Phase 1 Financing Facility such that on December 31, 2019 the Group was in compliance with the amended facility agreement. At December 31, 2019, the Group’s current liabilities exceeded its current assets by USD 131.8 million.

Subsequent to the year end, the Group defaulted on its commitments under its term loans and the Group was not in compliance with its debt covenants, including the debt service coverage ratio contained in the Group’s loan agreement. Even though the lender did not declare an event of default under the loan agreements, these breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the loans.

On June 15, 2020, the Group entered into an agreement with its lender to amend its Phase I Financing Facilities (note 22). The Group will have to pay principal and accrued interest of USD 8.8 million in 2020 which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement and an amendment fee of USD 136,000.

Term loan (1) and Term loan (2) is now payable in 46 and 16 instalments respectively starting June 30, 2020 with final maturity on July 31, 2030 and July 31, 2023, respectively.

During 2018, the Group signed a sales agreement for phase 2 to provide storage and ancillary services to an international commodity trading company, which was novated to a new party during the year. Phase 2 operations are scheduled to start in fourth quarter of 2020 and management expects this will generate significant operating cash flows. The Group is in receipt of a loan facility letter date 15 October 2018 from a lender. The Group intends to draw down from this facility to finance the payments due to the contractor in respect of Phase 2 construction in the third quarter of 2020. The ability of the Group to draw down on this facility is contingent upon a number of conditions agreed in the facility letter which will need to be assessed and approved by the bank prior to the disbursement of funds.

Group incurred a net loss of USD 104,689,000 during the year ended December 31, 2019 and, as of that date, the Group’s current liabilities exceed current assets by USD 131,835,583.

Based on the above noted, management has considered the going concern status of the Group and believes there to be a material uncertainty that casts significant doubt upon the Group’s ability to continue as a going concern. Based on management’s forecasts the capital expenditure requirements for phase 2 and debt servicing as described above will be funded by cash generated through the ongoing operations and further drawdowns from loan facilities. The Group’s management acknowledge that there is a risk that the quantum and timing of cash flows may not be achievable in line with the twelve months forecasts from the date of approval of the Group’s financial statements. Accordingly, there is significant doubt that the Group will be able to pay its obligations as they fall due and this significant doubt is not alleviated by management’s plans.

These financial statements are prepared on a going concern basis and in compliance with International Financial Reporting Standards issued by International Accounting Standards Board (IASB). The validity of this assumption depends upon the continued financial support to the Group by its Shareholders. The financial statements do not include any adjustment that should result from a failure to obtain such combined financial support. The Management has no intention to discontinue the operations of the Group. The assets and liabilities are recorded on the basis that the Group will be able to realise its assets and discharge its liabilities in the normal course of business. This position does not impair the financial position of the Group.

4	Basis of Preparation of Financial Statements

These financial statements are prepared on a going concern basis and in compliance with International Financial Reporting Standards issued by International Accounting Standards Board (IASB). The validity of this assumption depends upon the continued financial support to the Company by its Shareholders. The financial statements do not include any adjustment that should result from a failure to obtain such combined financial support. The Management has no intention to discontinue the operations of the Company. The assets and liabilities are recorded on the basis that the Company will be able to realise its assets and discharge its liabilities in the normal course of business. This position does not impair the financial position of the Company.

The financial statements have been prepared under the historical cost convention basis, except for re-measurement at fair value of derivative financial instruments.

These financial statements are presented in United States dollars (“USD”) which is the functional and presentation currency of the Company. All financial information presented in USD has been rounded to the nearest thousand, unless otherwise stated.

The preparation of financial statements in conformity with International Financial Reporting Standards requires Management to make judgements, estimates and assumptions that affect the application of accounting policies and the carrying amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant and reasonable under the circumstances.

Estimates and the underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised, if the revision affects only that year, or in the year of revision and future periods if the revision affects both current and future years.

Estimation and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:

Useful lives of property, plant and equipment

The Company’s management determines the estimated useful lives of its property, plant and equipment for calculating depreciation. This estimate is determined after considering the expected usage of the asset or physical wear and tear and the impact of expected residual value. Management reviews the useful lives annually and the future depreciation charge would be adjusted where management believes that the useful lives differ from previous estimates. The depreciation period of the right-of-use asset has been determined to be over the lease term on the basis that the land is expected to be used for the whole period of the lease considering the existing assets and future expansion on the land.

Asset retirement obligation

As part of the land lease agreement between Fujairah Municipality and the Company, the Company has a legal obligation to remove the plant at the end of its lease term. The Company initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognised as finance cost. The Company’s operating assets generally consist of storage tanks and related facilities. These assets can be used for an extended period of time as long as they are properly maintained and/or upgraded. It is the Company’s current intent to maintain its assets and continue making improvements to those assets based on technological advances. There is no data or information that can be derived from past practice, industry practice or the Company’s intentions that could be used to make a reliable estimate of the decommissioning cost. Accordingly, the Company has not recorded a liability or corresponding asset as the amounts of such potential future costs are not reliably determinable.

Discount rate used for initial measurement of lease liability

The Company, as a lessee, measures the lease liability at the present value of the unpaid lease payments at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Company on initial recognition of the lease uses its incremental borrowing rate. Incremental borrowing rate is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use assets in similar economic environment. The Company determined its incremental borrowing rate at 9.5% (2017: 9.5%) in respect of the lease liability (Note 21).

Impairment of trade receivables

The Company uses the simplified approach under IFRS 9 to assess impairment of its trade receivables and calculates expected credit losses (ECLs) based on lifetime expected credit losses. The Company calculates the ECL based on Company historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

Valuation of derivative financial instruments

The Company has entered into derivative financial instruments (interest rate swaps) with a financial institution with investment grade credit rating. Interest rate swaps are valued using valuation techniques, which employ the use of market observable inputs. The most frequently applied valuation techniques include swap models using present value calculations. The models incorporate various inputs including the credit quality of counterparties and interest rate curves. The changes in counterparty credit risk had no material effect on the derivative financial instruments recognised at fair value.

Judgements

In the process of applying the Company’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognized in the financial statements:

Functional currency

The Company’s operating costs and borrowings are primarily in UAE Dirham (“AED”) and are expected to remain principally denominated in AED in the future. However, the construction contract for Phase1 and 2 and the current revenue contracts of the Company are dominated in USD. Management has determined USD is the Company’s functional currency.